SHARE CAPITAL (Details) - Schedule of Authorised Share Capital £ / shares in Units, € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	1,574,285,752				1,574,285,751				1,574,285,751				1,574,285,751
Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Ordinary shares per share value (in GBP per share) | £ / shares	£ 1				£ 1
Sterling
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Authorised share capital | £	£ 1,694				£ 1,694				£ 1,694
Sterling | Ordinary shares [member]
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	1,650,000,000				1,650,000,000				1,650,000,000
Ordinary shares per share value (in GBP per share) | £ / shares	£ 1				£ 1				£ 1
Authorised share capital | £	£ 1,650				£ 1,650				£ 1,650
Sterling | Cumulative floating rate preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	1				1				1
Preference shares per share value (in currency per share) | £ / shares	£ 1				£ 1				£ 1
Authorised share capital | £	£ 0				£ 0				£ 0
Sterling | Non-cumulative redeemable preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	100				100				100
Preference shares per share value (in currency per share) | £ / shares	£ 1				£ 1				£ 1
Authorised share capital | £	£ 0				£ 0				£ 0
Sterling | Preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	175,000,000				175,000,000				175,000,000
Preference shares per share value (in currency per share) | £ / shares	£ 0.25				£ 0.25				£ 0.25
Authorised share capital | £	£ 44				£ 44				£ 44
US dollars | Preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	160,000,000				160,000,000				160,000,000
Preference shares per share value (in currency per share) | £ / shares	£ 0.25				£ 0.25				£ 0.25
Authorised share capital | $		$ 40				$ 40				$ 40
Euro | Preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	160,000,000				160,000,000				160,000,000
Preference shares per share value (in currency per share) | £ / shares	£ 0.25				£ 0.25				£ 0.25
Authorised share capital | €			€ 40				€ 40				€ 40
Japanese yen | Preference shares
SHARE CAPITAL (Details) - Schedule of Authorised Share Capital [Line Items]
Shares outstanding (in shares) | shares	50,000,000				50,000,000				50,000,000
Preference shares per share value (in currency per share) | £ / shares	£ 0.25				£ 0.25				£ 0.25
Authorised share capital | ¥				¥ 1,250				¥ 1,250				¥ 1,250